Financial Risk Management - Schedule of Credit Risk for Trade Receivables (Details) - USD ($)	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Nature And Extent Of Risks Arising From Financial Instruments [Abstract]
Trade receivables, net	$ 43,850,652	$ 22,853,115
Loan receivables, net	4,655,371
Credit risk exposure	$ 48,506,023	$ 22,853,115